Significant Accounting Policies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 02, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Unrecognized Tax Benefits			$ 2,213,000	$ 1,935,000	$ 4,558,000	$ 5,894,000
Accrued Income Taxes, Current			$ 15,777,000	$ 15,777,000
Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Investments Maximum Maturity Term		185 days	185 days
Unrecognized Tax Benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Initial Public Offering | Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Investments Maximum Maturity Term	185 days
Over-allotment | Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Shares subject to forfeiture			468,750